BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Key officers [Member]
Disclosure of transactions between related parties [line items]
Receivables
Other payables	468	285
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Receivables	337	283
Other payables